LEASE (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Lease
Operating cashflows from operating leases	$ 6,993	¥ 1,091,334	¥ 715,265	¥ 671,453
Financing cashflows from finance leases	418	65,158	56,267	48,807
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	6,929	1,081,311	3,127,334	126,623
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	751	117,164	25,629	94,994
Remeasurement of operating lease liabilities and right-of-use assets due to modifications	49	7,674		8,092
Remeasurement of finance lease liabilities and right-of-use assets due to modifications	$ 87	¥ 13,529
Operating leases	4 years 2 months 8 days	4 years 2 months 8 days	5 years 25 days	3 years 2 months 4 days
Finance leases	2 years 9 months 21 days	2 years 9 months 21 days	2 years 4 months 28 days	2 years 10 months 17 days
Operating leases	0.79%	0.79%	0.75%	0.76%
Finance leases	0.82%	0.82%	0.86%	0.84%